CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock Redeemable Convertible Preferred Stock Previously reported	Preferred Stock Redeemable Convertible Preferred Stock Retroactive application of recapitalization	Common Stock Class A Common Stock Retroactive application of recapitalization	Common Stock Class A Common Stock	Common Stock Previously reported	Common Stock Retroactive application of recapitalization	Additional Paid-in Capital Previously reported	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital	Accumulated Deficit Previously reported	Accumulated Deficit	Class A Common Stock	Previously reported	Retroactive application of recapitalization	Total
Balance as of beginning at Dec. 31, 2021	$ 25,030,520	$ (25,030,520)
Balance as of beginning (in shares) at Dec. 31, 2021	6,585,881	(6,585,881)
Balance as of beginning at Dec. 31, 2021			$ 6,797	$ 6,797	$ 463	$ (463)	$ 565,821	$ 25,024,186	$ 25,590,007	$ (19,296,896)	$ (19,296,896)		$ (18,730,612)	$ 25,030,520	$ 6,299,908
Balance as of beginning (in shares) at Dec. 31, 2021			67,966,992	67,966,992	4,626,094	(4,626,094)
Balance as of beginning at Dec. 31, 2021	$ 25,030,520	$ (25,030,520)
Balance as of beginning (in shares) at Dec. 31, 2021	6,585,881	(6,585,881)
Balance as of ending at Dec. 31, 2022	$ 25,030,520	$ (25,030,520)
Balance as of ending (in shares) at Dec. 31, 2022	6,585,881	(6,585,881)
Balance as of beginning at Dec. 31, 2021			$ 6,797	$ 6,797	$ 463	$ (463)	565,821	25,024,186	25,590,007	(19,296,896)	(19,296,896)		(18,730,612)	25,030,520	6,299,908
Balance as of beginning (in shares) at Dec. 31, 2021			67,966,992	67,966,992	4,626,094	(4,626,094)
Changes in Stockholders Deficit
Exercise of stock options				$ 88					355,101			$ 355,189			355,189
Exercise of stock options (in shares)				878,572
Stock-based compensation									288,248						288,248
Net loss											(10,023,891)				(10,023,891)
Balance as of ending at Dec. 31, 2022			$ 6,885	$ 6,885	$ 477	$ (477)	1,209,244	25,024,112	26,233,356	(29,320,787)	(29,320,787)		(28,111,066)	25,030,520	$ (3,080,546)
Balance as of ending (in shares) at Dec. 31, 2022			68,845,564	68,845,564	4,771,025	(4,771,025)									68,845,564
Changes in Stockholders Deficit
Stock-based compensation									48,241						$ 48,241
Net loss											(4,708,973)				(4,708,973)
Balance as of ending at Mar. 31, 2023				$ 6,885					26,281,597		(34,029,760)				(7,741,278)
Balance as of ending (in shares) at Mar. 31, 2023				68,845,564
Balance as of beginning at Dec. 31, 2022	$ 25,030,520	$ (25,030,520)
Balance as of beginning (in shares) at Dec. 31, 2022	6,585,881	(6,585,881)
Balance as of beginning at Dec. 31, 2022			$ 6,885	$ 6,885	$ 477	$ (477)	1,209,244	25,024,112	26,233,356	(29,320,787)	(29,320,787)		(28,111,066)	25,030,520	$ (3,080,546)
Balance as of beginning (in shares) at Dec. 31, 2022			68,845,564	68,845,564	4,771,025	(4,771,025)									68,845,564
Changes in Stockholders Deficit
Net loss															$ (9,183,802)
Balance as of ending at Jun. 30, 2023				$ 6,885					26,330,149		(38,504,589)				(12,167,555)
Balance as of ending (in shares) at Jun. 30, 2023				68,845,564
Balance as of beginning at Dec. 31, 2022	$ 25,030,520	$ (25,030,520)
Balance as of beginning (in shares) at Dec. 31, 2022	6,585,881	(6,585,881)
Balance as of beginning at Dec. 31, 2022			$ 6,885	$ 6,885	$ 477	$ (477)	$ 1,209,244	$ 25,024,112	26,233,356	$ (29,320,787)	(29,320,787)		$ (28,111,066)	$ 25,030,520	$ (3,080,546)
Balance as of beginning (in shares) at Dec. 31, 2022			68,845,564	68,845,564	4,771,025	(4,771,025)									68,845,564
Changes in Stockholders Deficit
Exercise of stock options				$ 40					114,223			$ 114,263			$ 114,263
Exercise of stock options (in shares)				397,376								1,345,625			397,376
Stock-based compensation									777,403						$ 777,403
Net loss											(32,172,657)				(32,172,657)
Balance as of ending at Dec. 31, 2023				$ 6,924					27,124,983		(61,493,444)				$ (34,361,537)
Balance as of ending (in shares) at Dec. 31, 2023				69,242,940											69,242,940
Balance as of beginning at Mar. 31, 2023				$ 6,885					26,281,597		(34,029,760)				$ (7,741,278)
Balance as of beginning (in shares) at Mar. 31, 2023				68,845,564
Changes in Stockholders Deficit
Stock-based compensation									48,552						48,552
Net loss											(4,474,829)				(4,474,829)
Balance as of ending at Jun. 30, 2023				$ 6,885					26,330,149		(38,504,589)				(12,167,555)
Balance as of ending (in shares) at Jun. 30, 2023				68,845,564
Balance as of beginning at Dec. 31, 2023				$ 6,924					27,124,983		(61,493,444)				$ (34,361,537)
Balance as of beginning (in shares) at Dec. 31, 2023				69,242,940											69,242,940
Changes in Stockholders Deficit
Exercise of stock options				$ 135					439,787						$ 439,922
Exercise of stock options (in shares)				1,345,625
Stock-based compensation									667,474						667,474
Net loss											(24,022,085)				(24,022,085)
Balance as of ending at Mar. 31, 2024				$ 7,059					28,232,244		(85,515,529)				(57,276,226)
Balance as of ending (in shares) at Mar. 31, 2024				70,588,565
Balance as of beginning at Dec. 31, 2023				$ 6,924					27,124,983		(61,493,444)				$ (34,361,537)
Balance as of beginning (in shares) at Dec. 31, 2023				69,242,940											69,242,940
Changes in Stockholders Deficit
Exercise of stock options (in shares)												1,345,625
Net loss															$ (53,368,069)
Balance as of ending at Jun. 30, 2024				$ 12,210					383,737,617		(114,861,513)				$ 269,306,333
Balance as of ending (in shares) at Jun. 30, 2024				122,096,270											122,096,270
Balance as of beginning at Mar. 31, 2024				$ 7,059					28,232,244		(85,515,529)				$ (57,276,226)
Balance as of beginning (in shares) at Mar. 31, 2024				70,588,565
Changes in Stockholders Deficit
Exercise of stock options (in shares)												0
Stock-based compensation									8,456,942						8,456,942
Net loss											(29,345,984)				(29,345,984)
Balance as of ending at Jun. 30, 2024				$ 12,210					$ 383,737,617		$ (114,861,513)				$ 269,306,333
Balance as of ending (in shares) at Jun. 30, 2024				122,096,270											122,096,270